UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Valiant Capital Management, L.P.

Address:   One Market Street, Steuart Tower, Suite 2625
           San Francisco, CA 94105


Form 13F File Number: 28-13282


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ralph J. Long, Jr.
Title:  Chief Operating Officer
Phone:  415-659-7217

Signature,  Place,  and  Date  of  Signing:

/s/ Ralph J. Long, Jr.             San Francisco, CA                  10/29/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      951,106
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ------------------- --------- -------- ----------------- ---------- -------- -------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS      CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ------------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
APPLE INC                      COM                 037833100   145905   218713 SH       SOLE                 218713      0    0
BAIDU ADR                      Sponsored ADR REP A 056752108    52392   448214 SH       SOLE                 448214      0    0
BROADCOM CORP                  COM                 111320107     8304   240200 SH       SOLE                 240200      0    0
CITRIX SYSTEMS INC             COM                 177376100    30202   394648 SH       SOLE                 394648      0    0
DINEEQUITY                     COM                 254423106    20749   370516 SH       SOLE                 370516      0    0
EXPRESS SCRIPTS INC            COM                 30219G108    31360   500718 SH       SOLE                 500718      0    0
FACEBOOK INC                   COM CL A            30303M102    32096  1481807 SH       SOLE                1481807      0    0
FOMENTO ECONOMICO MEXICANO SAB Sponsored ADR UNITS 344419106    52562   571447 SH       SOLE                 571447      0    0
GOOGLE INC                     COM                 38259P508    92432   122508 SH       SOLE                 122508      0    0
LIBERTY GLOBAL INC             COM                 530555101    86347  1421351 SH       SOLE                1421351      0    0
NORDION INC                    COM                 65563C105    20588  3050000 SH       SOLE                3050000      0    0
OPENTABLE INC                  COM                 68372A104    43789  1052625 SH       SOLE                1052625      0    0
PRICELINE INC                  COM                 741503403    55979    90425 SH       SOLE                  90425      0    0
QUALCOMM INC                   COM                 747525103    50254   804448 SH       SOLE                 804448      0    0
SCHWAB CHARLES NEW             COM                 808513105    51889  4058584 SH       SOLE                4058584      0    0
VERMILLIOM INC                 COM                 92407M206      411   243151 SH       SOLE                 243151      0    0
VERISIGN INC                   COM                 92343E102    79918  1641371 SH       SOLE                1641371      0    0
VISA INC                       COM CL A            92826C839    53433   397920 SH       SOLE                 397920      0    0
YUM BRANDS INC                 COM                 988498101    42496   640586 SH       SOLE                 640586      0    0


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